Leases - Additional Information (Details) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
Noncash Investing Activities [Abstract]
Cash outflow for leases	₱ 5,399
Non-cash additions to ROU assets	5,072
non-cash additions to lease liabilities	₱ 5,065
Lease term	5 years
Rental income relating to investment properties	₱ 6